UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     SLS Management, LLC

Address:  140 West 57th Street, Suite 7B
          New York, New York 10019


13F File Number: 28-05389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Steven Rohlfing
Title:    Chief Financial Officer
Phone:    (212) 537-3600


Signature, Place and Date of Signing:

/s/ Steven Rohlfing            New York, New York            November 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                      [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        2

Form 13F Information Table Entry Total:   25

Form 13F Information Table Value Total:   $388,196
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number               Name

(1) 28-10548                       SLS Offshore Fund, Ltd.
(2) 28-                            SLS Investors, L.P.

                                                     FORM 13F INFORMATION TABLE
                                                         SLS MANAGEMENT, LLC
                                                         September 30, 2008


   COLUMN 1                   COLUMN 2        COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6      COLUMN 7      COLUMN 8
                                                                                        INVESTMENT
                              TITLE OF                   VALUE     SHRS OR  SH/ PUT/    DISCRETION      OTHR    VOTING AUTHORITY
NAME OF ISSUER                CLASS           CUSIP      (x$1000)  PRN AMT  PRN CALL SOLE     SHARED    MGRS    SOLE      SHARED
--------------                -----           -----      --------  -------  --- ---- ----     ------    ----    ----      ------
ALPHA NATURAL RESOURCES INC   COM             02076X102   2,506      48,719 SH          35,394     13,325 NONE     35,394     13,325
AMERICAN EAGLE OUTFITTERS NE  COM             02553E106  10,401     682,000 SH         523,000    159,000 NONE    523,000    159,000
BEAZER HOMES USA INC          COM             07556Q105     450      75,280 SH          57,800     17,480 NONE     57,800     17,480
BURGER KING HLDGS INC         COM             121208201  18,525     754,293 SH         591,288    163,005 NONE    591,288    163,005
E M C CORP MASS               COM             268648102  19,475   1,628,340 SH       1,225,127    403,213 NONE  1,225,127    403,213
FLEETWOOD ENTERPRISES INC     COM             339099103   7,224   7,082,034 SH       5,017,107  2,064,927 NONE  5,017,107  2,064,927
FORD MTR CO DEL               COM PAR $0.01   345370860  60,025  11,543,203 SH       6,885,976  4,657,227 NONE  6,885,976  4,657,227
FORD MTR CO DEL               NOTE 4.250%12/1 345370CF5  20,252  30,831,000 PRN     28,575,000  2,256,000 NONE 28,575,000  2,256,000
GAP INC DEL                   COM             364760108  26,023   1,463,600 SH         951,971    511,629 NONE    951,971    511,629
GREAT ATLANTIC & PAC TEA INC  COM             390064103  13,540   1,251,406 SH         974,910    276,496 NONE    974,910    276,496
HERBALIFE LTD                 COM USD SHS     G4412G101  20,593     521,074 SH         334,547    186,527 NONE    334,547    186,527
HEWITT ASSOCS INC             COM             42822Q100  31,393     861,488 SH         587,916    273,572 NONE    587,916    273,572
ISHARES TR                    DJ HOME CONSTN  464288752   9,786     544,900 SH         425,539    119,361 NONE    425,539    119,361
JPMORGAN & CHASE & CO         COM             46625H100   8,915     190,900 SH         160,162     30,738 NONE    160,162     30,738
KB HOME                       COM             48666K109     488      24,800 SH          19,200      5,600 NONE     19,200      5,600
LEAP WIRELESS INTL INC        COM NEW         521863308  13,019     341,708 SH         262,667     79,041 NONE    262,667     79,041
MACYS INC                     COM             55616P104  21,831   1,214,172 SH         930,204    283,968 NONE    930,204    283,968
MERITAGE HOMES CORP           COM             59001A102     558      22,600 SH          17,500      5,100 NONE     17,500      5,100
NCR CORP NEW                  COM             62886E108  31,058   1,408,543 SH         916,378    492,165 NONE    916,378    492,165
NVR INC                       COM             62944T105     458         800 SH             600        200 NONE        600        200
POTASH CORP SASK INC          COM             73755L107   3,076      23,300 SH          20,197      3,103 NONE     20,197      3,103
SEARS HLDGS CORP              COM             812350106  23,006     246,052 SH         144,631    101,421 NONE    144,631    101,421
TRANSOCEAN INC NEW            SHS             G90073100  11,977     109,038 SH          82,627     26,411 NONE     82,627     26,411
UNITED STATES OIL FUND LP     UNITS           91232N108  20,576     250,900 SH         193,021     57,879 NONE    193,021     57,879
WILLIAMS COS INC DEL          COM             969457100  13,041     551,434 SH         250,997    300,437 NONE    250,997    300,437




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